Goodwill And Intangible Assets, Net (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Balance as of January 1		$ 485
Changes during the year - Goodwill resulting from acquisition of business operations combination	485
Balance as of December 31	$ 485	$ 485